Provision for Reclamation Liabilities (Details) - Schedule of provision for reclamation liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision For Reclamation Liabilities Abstract
Beginning of the period	$ 8,442	$ 6,164
Disbursements	(4,519)	(3,320)
Environmental rehabilitation expense	6,851	5,515
Accretion	72	83
End of the period	10,846	8,442
Provision for reclamation liabilities – current	4,343	3,680
Provision for reclamation liabilities – long-term	6,503	4,762
Total	$ 10,846	$ 8,442